TAXATION (Tables)	12 Months Ended
Jul. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES

The components of income/(loss) before income taxes were comprised of the following:

	For the years ended July 31,
	2025	2026
Tax jurisdictions from:
-Cayman Islands	$-	$(3,799,480)
-United States	-	(1,608,865)
-Malaysia	260,353	(356,641)
-Singapore	(50,442)	(48,153)
-Indonesia	-	(6,000)
Income/(loss) before income taxes	$209,911	$(5,819,139)

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	For the years ended July 31,
	2025	2026
Current:
-Malaysia	$-	$23,610
-Singapore	-	-
-Others*	-	-
		-
Deferred:		-
-Malaysia	-	-
-Singapore	-	-
-Others*	-	-
Income tax expense	$-	$23,610

*	Refer to the subsidiaries in Cayman Islands, United States and Indonesia.

SCHEDULE OF RECONCILIATION ACTUAL BENEFIT OF(PROVISION FOR) INCOME TAXES
	For the Year ended July 31, 2026
	Amount	Percentage
Statutory tax	$(1,396,593)	24.0%
Foreign Tax Effects
Cayman	911,875	(15.7)%
United States	386,128	(6.6)%
-Changes in valuation allowance	4,030,953	(69.3)%
-Tax attributes expirations	(3,861,091)	66.4%
-Others	216,266	(3.7)%
Other jurisdictions	12,997	(0.2)%
Effect of changes in tax laws or rates enacted in the current year	-	-%
Effect of cross-border tax laws	-	-%
Changes in valuation allowance	94,888	(1.6)%
Nontaxable items	-	-%
Non-deductible expenses	9,895	(0.2)%
Other adjustments
Prior year tax adjustments	4,420	(0.1)%
Effective Tax Rate	$23,610	(0.4)%

Reconciliation of the differences between the statutory tax rate and the Group’s effective tax rate for years prior to the adoption of ASU 2023-09 is as follows:

	For the years ended July 31,
	2024	2025
Income before income tax expense	$153,227	$209,911
Income tax expense at the statutory rate of 17%	26,049	35,685
Tax effect of non-deductible expense	124	3,341
Tax effect of other temporary differences	1,094	(3,132)
Unrecognized deferred tax assets	(25,871)	8,575
Utilize prior year tax losses which not recorded deferred tax assets	(1,396)	(44,469)
Income taxes expense	$-	$-

SCHEDULE OF RECONCILIATION ACTUAL BENEFIT OF(PROVISION FOR) INCOME TAXES

Reconciliation of the differences between the statutory tax rate and the Group’s effective tax rate for years prior to the adoption of ASU 2023-09 is as follows:

	For the years ended July 31,
	2024	2025
Income before income tax expense	$153,227	$209,911
Income tax expense at the statutory rate of 17%	26,049	35,685
Tax effect of non-deductible expense	124	3,341
Tax effect of other temporary differences	1,094	(3,132)
Unrecognized deferred tax assets	(25,871)	8,575
Utilize prior year tax losses which not recorded deferred tax assets	(1,396)	(44,469)
Income taxes expense	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

	As of July 31,	As of July 31,
	2025	2026
Deferred tax assets:
Net operating loss carry-forwards	$146,561	$42,734,856
Research credit carry-forwards	-	8,399,811
Others	-	606,226
Total deferred tax assets	146,561	51,740,893
Less: Valuation allowance	(146,561)	(51,740,893)
Total deferred tax assets, net	$-	$-

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	For the Years ended July 31,
	2024	2025	2026
Balance at the beginning of the year	242,146	189,010	146,561
Additions	-	8,575	55,438,280
Reduction	(48,842)	(59,233)	(3,861,091)
Foreign exchange effect	(4,294)	8,209	17,143
Balance at the end of the year	189,010	146,561	51,740,893